Flat Rock Opportunity Fund
Schedule of Investments
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
— 98.33% P ri nc i p al Amo u nt F air V alu e
Allegro CLO XIV Ltd., Series 2021-2A, Subordinated Notes, 17.86%,
10/15/2034 $ 22,185,800 $ 12,171,258
ALM Ltd., Series 2020-1A, Subordinated Notes, 0.00%, 10/15/2029 8,000,000 148,000
Audax Interests, Series 2023-8a, 3.18%, 10/20/2035 15,000,000 10,087,085
Audax Senior Debt CLO, LLC, Series 2024-9A, Subordinated Notes,
8.58%, 4/20/2036 19,000,000 14,778,969
Audax Senior Debt CLO, LLC, Series 2025-12A, Subordinated Notes,
18.95%, 4/22/2037 8,500,000 8,240,701
Bain Capital Credit CLO Ltd., Series 2021-3A, Subordinated Notes,
11.35%, 7/24/2034 12,800,000 5,425,044
Bain Capital Credit CLO Ltd., Series 2025-1A, Subordinated Notes,
15.11%, 4/23/2038 10,000,000 7,953,869
Barings Middle Market CLO Ltd., Series 2021-1A, Subordinated Notes,
14.88%, 7/20/2033 3,240,000 2,686,785
Barings Middle Market CLO Ltd., Series 2023-1A, Subordinated Notes,
4.06%, 1/20/2036 17,000,000 14,634,520
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Subordinated
Notes, 19.55%, 1/15/2035 9,246,257 7,094,457
BlackRock Baker CLO Ltd., Series 2021-8A, Class VDN, 0.00%,
1/15/2034 7,347,140 455,769
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 0.00%,
6/15/2034 6,500,000 2,071,201
BlackRock Maroon Bells CLO XI, LLC, Series 2022-1A, Subordinated
Notes, 7.23%, 1/15/2038 11,643,312 4,561,738
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class VDN, 0.00%,
4/20/2035 20,600,000 8,865,446
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class E, 13.75%,
10/15/2035 14,945,879 10,926,333
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 0.00%, 10/24/2033 21,500,000 2,150
Churchill Middle Market CLO IV Ltd., Series 2019-1I, Subordinated
Notes, 13.39%, 4/23/2036 7,000,000 4,521,639
FCO XXVII Warehouse, 16.00%, 12/31/2049
(d)(e)
19,992,000 19,992,000
Great Lakes CLO Ltd., Series 2014-1A, Subordinated Notes, 0.00%,
10/15/2029 26,740,000 14,797,710
Guggenheim MM CLO, LLC, Series 2023-6A, Subordinated Notes, 5.85%,
1/25/2036 20,000,000 16,497,204
Ivy Hill Middle Market Credit Fund XX Ltd., Series 20A, Subordinated
Notes, 14.36%, 4/20/2035 26,899,000 21,784,388
Jefferies Credit Partners Direct Lending CLO Ltd., Series 2024-1A,
Subordinated Notes, 19.27%, 7/25/2036 20,403,000 19,386,228
Jefferies Credit Partners DL CLO 2024-II Ltd, Series 2024-2A,
Subordinated Notes, 17.47%, 1/20/2037 35,272,444 33,461,270
Lake Shore MM CLO II Ltd., Series 2019-2X, Subordinated Notes, 9.04%,
10/17/2031 1,700,000 372,331

Flat Rock Opportunity Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
—
98.33% - continued P ri nc i p al Amo u nt F air V alu e
Lake Shore MM CLO II Ltd., Series 2019-2A, Subordinated Notes, 9.04%,
10/17/2031 $ 17,300,000 $ 3,789,017
Lake Shore MM CLO V, LLC, Series 2022-1A, Subordinated Notes,
13.22%, 1/15/2037 22,400,000 14,490,082
LCM Ltd., Series 34A, Income Notes, 1.03%, 10/20/2034 8,696,000 1,589,267
Maranon Loan Funding Ltd., Series 2021-3A, Subordinated Notes, 28.26%,
10/15/2036 10,000,000 6,979,806
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A,
Subordinated Notes, 15.44%, 10/18/2038 12,000,000 4,937,171
Neuberger Berman Loan Advisers CLO Ltd., Series 2018-30A,
Subordinated Notes, 16.06%, 1/20/2039 14,555,000 8,326,523
New Mountain CLO Ltd., Series 3A, Subordinated Notes, 20.66%,
10/20/2034 10,000,000 6,740,717
New Mountain CLO Ltd., Series 4A, Subordinated Notes, 10.73%,
4/20/2036 18,604,000 9,638,866
New Mountain CLO Ltd., Series 2A, Subordinated Notes, 12.12%,
1/15/2038 8,250,000 4,872,729
New Mountain CLO Ltd., Series 1A, Subordinated Notes, 19.35%,
1/15/2038 10,520,364 8,374,604
NXT Warehouse, 12.00%, 12/31/2049
(d)(e)
4,222,857 4,222,857
Oaktree CLO Ltd., Series 2022-1A, Subordinated Notes, 16.71%,
5/15/2033 10,333,333 6,261,914
Oaktree CLO Ltd., Series 2019-4A, Subordinated Notes, 17.65%,
7/20/2037 9,000,000 4,993,932
Oaktree CLO Ltd., Series 2019-2A, Subordinated Notes, 18.13%,
10/15/2037 10,880,000 4,132,843
Oaktree CLO Ltd., Series 2019-3A, Subordinated Notes, 18.63%,
1/20/2038 8,981,520 4,858,966
OCP CLO Ltd., Series 2020-20A, Subordinated Notes, 12.84%, 4/18/2037 6,000,000 3,683,391
OCP CLO Ltd., Series 2016-12A, Subordinated Notes, 16.81%, 10/18/2037 15,100,000 7,607,398
Octagon 70 Alto Ltd., Series 2023-1A, Subordinated Notes, 8.46%,
10/20/2036 6,000,000 3,131,001
Octagon Investment Partners 20-R Ltd., Series 2019-4A, Subordinated
Notes, 15.58%, 8/12/2037 51,980,000 11,702,530
Symphony CLO Ltd., Series 2023-30A, Subordinated Notes, 6.55%,
4/20/2037 9,227,500 3,594,417
Symphony CLO XXIV Ltd., Series 2020-24X, Subordinated Notes, 8.45%,
1/23/2032 5,000,000 1,833,420
TCP Whitney CLO Ltd., Series 1A, Subordinated Notes, 14.49%,
8/20/2033 3,575,763 2,037,295
TCP Whitney CLO Ltd., Series 2017-1I, Subordinated Notes, 16.00%,
8/20/2033 11,500,000 5,038,387
TCW CLO Ltd., Series 2021-2A, Subordinated Notes, 14.35%, 7/25/2034 8,125,000 4,202,411
TCW CLO Ltd., Series 2021-2A, Income Notes, 16.22%, 7/25/2034 12,243,334 6,323,724
TCW CLO Ltd., Series 2024-2A, Subordinated Notes, 14.35%, 7/17/2037 18,000,000 10,527,472
Voya CLO Ltd., Series 2021-1A, Income Notes, 15.44%, 7/15/2034 6,960,000 3,663,139

Flat Rock Opportunity Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(c)
—
98.33% - continued P ri nc i p al Amo u nt F air V alu e
Voya CLO Ltd., Series 2022-1A, Subordinated Notes, 12.95%, 4/20/2035 $ 8,000,000 $ 4,423,238
Voya CLO Ltd., Series 2024-2A, Subordinated Notes, 11.61%, 7/20/2037 10,500,000 6,893,292
Woodmont Trust, Series 2022-9A, Subordinated Notes, 14.34%,
10/25/2036 24,084,000 23,408,490
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $478,699,071) 433,194,994
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(c)(f )
— 1.32%
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class E, 14.68%,
10/15/2035 (3M US SOFR + 1036 bps) 5,804,225 5,804,225
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $5,370,511) 5,804,225
FEEDER FUND INVESTMENT – DEBT
(a)(c)(f)(g)
— 0.07%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Class D, 12.29%, 6/18/2036 (3M US SOFR + 800 bps) 313,580 312,640
TOTAL FEEDER FUND INVESTMENT - DEBT (Cost $310,513) 312,640
FEEDER FUND INVESTMENT – EQUITY
(a)(c)(h)
— 5.96%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Subordinated Notes, 16.50%, 6/18/2036 12,599,583 11,654,615
New Mountain Guardian IV Feeder III Ltd., Subordinated Notes, 16.00%,
11/19/2036 14,842,247 14,619,613
TOTAL FEEDER FUND INVESTMENT - EQUITY (Cost $26,274,833) 26,274,228
SHORT-TERM INVESTMENTS - 0.87% Sh ar e s
MONEY MARKET FUNDS - 0.87%
First American Government Obligations Fund, Class X, 4.05%
(i)
3,838,300 3,838,300
TOTAL SHORT-TERM INVESTMENTS (Cost $3,838,300) 3,838,300
TOTAL INVESTMENTS — 106.55% (Cost $514,493,228) 469,424,387
Liabilities in Excess of Other Assets — (6.55)% (28,848,250)
NET ASSETS — 100.00% $ 440,576,137
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $433,194,994, which represents 98.33% of net assets as of September 30, 2025.

Flat Rock Opportunity Fund
Schedule of Investments (continued)
September 30, 2025 - (Unaudited)
3M US SOFR – 3 Month US SOFR as of September 30, 2025 was 3.98%.
(c) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of September 30, 2025, the total fair value of these securities amounts to $465,586,087, which represents 105.68% of net assets.
(d) As of September 30, 2025 the Fund has commitments related to its investment in this CLO.
(e) Positions represent investments in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO position.
(f) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(g) Debt tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investments
— Debt”) are entitled to contractual interest payments derived from the cash flows generated by the underlying loan fund. As of September 30, 2025, the total fair value of Feeder Fund Investments — Debt was $312,640, representing 0.07% of net assets.
(h) Equity tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investment
— Equity”) are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by the underlying loan fund less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projections of the amount and timing of these recurring distributions in addition to the estimated amount of the terminal principal payment.
Effective yields are generally updated once a quarter or in connection with events such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.
As of September 30, 2025, the total fair value of Feeder Fund Investments — Equity was $26,274,228, representing 5.96% of net assets.
(i) Rate disclosed is the seven day effective yield as of September 30, 2025.
SOFR -Secured Overnight Financing Rate